U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave., 10th Floor
Milwaukee, WI 53202

January 30, 2017

VIA EDGAR TRANSMISSION
United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington D.C.  20549

Re:	Horizon Funds (the “Trust”) File Nos. 333-205411 and 811-23063

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 9 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 12 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

As a point of information, the Amendment combines all five series of the Trust, consisting of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, Horizon Active Income Fund, Horizon Active Dividend Fund and the Horizon Defined Risk Fund (the “Funds”) into a single Prospectus and Statement of Additional Information.

Additionally, the Amendment incorporates the following changes, which the Trust believes are not material:

•	the Trust is changing the name of the Class A shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and the Horizon Active Income Fund to “Advisor Class” shares;
•	the Trust is changing the name of the Class N shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, and the Horizon Active Income Fund to “Investor Class” shares; and
●	the Trust is changing the name of the Class I shares of the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund, and Horizon Active Income Fund to "Institutional Class" shares.

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act solely for the following reasons:

•	the Trust is registering a new class of shares — Advisor Class shares — on behalf of the Horizon Active Dividend Fund and the Horizon Defined Risk Fund; and
•	the Trust is eliminating all front-end sales loads on Class A/Advisor Class shares.

Because the Trust believes this filing does not include any other material changes, apart from the foregoing, we request that the Staff provide a review limited only to the changes noted.

The extensive use of R-tagging in this Amendment is a reflection of the drafting process, whereby information for the Funds has been selected, where appropriate, based on the Trust’s post-effective amendment filed via EDGAR (i.e. Post-Effective Amendment No. 2 under the 1933 Act, filed on March 24, 2016), which contained information about three series of the Trust - the Horizon Active Asset Allocation Fund, Horizon Active Risk Assist Fund and the Horizon Active Income Fund.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing would be effective 60 days after filing. At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and/or file updated exhibits to the Registration Statement.

Please direct any inquiries regarding this filing to Andrew Sachs of Kilpatrick Townsend & Stockton LLP at (336) 607-7385.

Very truly yours,

/s/ Edward Paz

Edward Paz
For U.S. Bancorp Fund Services, LLC

cc:           Matthew Chambers, Horizon Funds
Jeffrey Skinner, Kilpatrick Townsend & Stockton LLP